Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 235,899,416.41
Previously Paid Amount	0.00
Total Fee Amount	36,116.20
Total Offset Amount	2,836.00
Net Fee	$ 33,280.20